Capital adequacy - Leverage ratio (Details) - SEK (kr) kr in Millions	Jun. 27, 2021	Dec. 31, 2019	Dec. 31, 2018
Disclosure of credit risk exposure
Leverage ratio		5.70%	5.60%
Parent Company
Disclosure of credit risk exposure
On-balance sheet exposures		kr 288,146	kr 281,529
Off-balance sheet exposures		35,856	33,159
Total exposure measure		kr 324,002	kr 314,688
Leverage ratio		5.70%	5.60%
Leverage ratio requirement	3.00%